EARNINGS PER SHARE DATA (Tables)	12 Months Ended
Oct. 27, 2013
EARNINGS PER SHARE DATA
Schedule of denominator for the computation of basic and diluted earnings per share

(in thousands)	2013	2012	2011
Basic weighted-average shares outstanding	264,317	263,466	266,394
Dilutive potential common shares	5,907	5,425	5,521
Diluted weighted-average shares outstanding	270,224	268,891	271,915